SHARE OPTION SCHEME (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Options Outstanding Under the Scheme	The following share options were outstanding under the Scheme during the year:

	2023		2022		2021
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
At January 1,	7.1370	9,180	2.8970	9,529	1.9353	14,241
Granted during the year	23.5300	355	19.4468	2,265	15.4774	595
Forfeited during the year	2.8336	(708)	4.2888	(573)	2.9987	(1,251)
Exercised during the year	5.0687	(2,460)	1.8032	(2,041)	1.3346	(4,056)
At December 31,	9.3287	6,367	7.1370	9,180	2.8970	9,529
Exercisable at December 31	4.5401	3,470	2.8705	3,281	1.4334	2,828

Summary of Exercise Prices and Exercise Periods of Share Options Outstanding
The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

December 31, 2023
Number of options ’000	Exercise price* US$ per share	Exercise period
1,747	0.5	2019/12/25 – 2027/12/25
801	1.0	2019/07/01 – 2028/08/29
84	1.0	2019/12/31 – 2028/12/30
723	1.5	2020/07/02 – 2029/07/01
152	11.5	2020/11/29 – 2029/11/28
54	11.5	2021/06/05 – 2030/06/04
255	16.3	2021/09/01 – 2030/08/31
210	14.1	2022/03/29 – 2031/03/28
160	19.0	2022/08/27 – 2031/08/26
409	18.4	2023/03/31 - 2032/03/30
740	18.2	2023/04/30 - 2032/04/29
80	18.4	2023/05/02 - 2032/05/01
40	18.4	2023/05/05 - 2032/05/04
80	18.4	2023/05/08 - 2032/05/07
200	18.4	2023/05/10 - 2032/05/09
10	19.7	2023/05/13 - 2032/05/12
207	27.5	2023/06/30 - 2032/06/29
60	23.3	2023/08/02 - 2032/08/01
355	23.5	2024/04/03 - 2033/04/02
6,367

December 31, 2022
Number of options ’000	Exercise price* US$ per share	Exercise period
2,875	0.5	2019/12/25 – 2027/12/25
1,248	1.0	2019/07/01 – 2028/08/29
271	1.0	2019/12/31 – 2028/12/30
1,393	1.5	2020/07/02 – 2029/07/01
201	11.5	2020/11/29 – 2029/11/28
90	11.5	2021/06/05 – 2030/06/04
322	16.3	2021/09/01 – 2030/08/31
410	14.1	2022/03/29 – 2031/03/28
165	19.0	2022/08/27 – 2031/08/26
740	18.4	2023/03/31 - 2032/03/30
750	18.2	2023/04/30 - 2032/04/29
80	18.4	2023/05/02 - 2032/05/01
40	18.4	2023/05/05 - 2032/05/04
80	18.4	2023/05/08 - 2032/05/07
200	18.4	2023/05/10 - 2032/05/09
15	19.7	2023/05/13 - 2032/05/12
240	27.5	2023/06/30 - 2032/06/29
60	23.3	2023/08/02 - 2032/08/01
9,180

December 31, 2021
Number of options ’000	Exercise price* US$ per share	Exercise period
4,054	0.5	2019/12/25 – 2027/12/25
1,849	1.0	2019/07/01 – 2028/08/29
382	1.0	2019/12/31 – 2028/12/30
1,822	1.5	2020/07/02 – 2029/07/01
332	11.5	2020/11/29 – 2029/11/28
90	11.5	2021/06/05 – 2030/06/04
385	16.3	2021/09/01 – 2030/08/31
20	13.6	2021/11/19 – 2030/11/18
430	14.1	2022/03/29 – 2031/03/28
165	19.0	2022/08/27 – 2031/08/26
9,529
*The exercise price of the share options is subject to adjustment in the case of rights or bonus issues, or other similar changes in the Company’s share capital. Pursuant to certain listing rules of the Hong Kong Stock Exchange to which members of the Genscript Group are subject to, the Company adjusted the exercise price of options granted during November 29, 2019 through December 9, 2019 to $11.50 per share. Concurrent with this adjustment, the Company agreed to pay each employee holding affected share options an amount in cash representing the difference between the adjusted exercise price over the original exercise price upon exercising the share options.

Summary of Fair Value of Equity Settled Share Options Granted	The following table lists the inputs to the model used:

	2023	2022	2021
Dividend yield (%)	—	—	—
Expected volatility (%)	66.1%	73.0% -87.1%	73.2% - 76.4%
Risk-free interest rate (%)	3.40% - 4.84%	0.52% - 3.11%	0.03%- 1.72%
Expected life of options (year)	10	10	10